Segment Information	12 Months Ended
Mar. 31, 2022
Text block [Abstract]
Segment Information
(4) Segment Information
Honda has four reportable segments: Motorcycle business, Automobile business, Financial services business and Life creation and other businesses, which are based on Honda’s organizational structure and characteristics of products and services. Operating segments are defined as the components of Honda for which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The accounting policies used for these reportable segments are consistent with the accounting policies used in the Company’s consolidated financial statements.

Principal products and services, and functions of each segment are as follows:

Segment	Principal products and services	Functions
Motorcycle Business	Motorcycles, all-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts	Research and development Manufacturing Sales and related services

Automobile Business	Automobiles and relevant parts	Research and development Manufacturing Sales and related services

Financial Services Business	Financial services	Retail loan and lease related to Honda products Others

Life Creation and Other Businesses	Power products and relevant parts, and others	Research and development Manufacturing Sales and related services Others
(a) Segment Information
Segment information as of and for the years ended March 31, 2020,
2021
and 2022 is as follows:
As of and for the year ended March 31,
2020

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Segment Total	Reconciling Items	Consolidated

Sales revenue:
External customers	¥2,059,335	¥9,959,080	¥2,586,965	¥325,629	¥14,931,009	¥—	¥14,931,009
Intersegment	—	235,558	13,972	25,025	274,555	(274,555)	—

Total	2,059,335	10,194,638	2,600,937	350,654	15,205,564	(274,555)	14,931,009

Segment profit (loss)	¥285,668	¥153,323	¥219,704	¥(25,058)	¥633,637	¥—	¥633,637

Share of profit of investments accounted for using the equity method	¥34,526	¥129,114	¥—	¥563	¥164,203	¥—	¥164,203
Segment assets	1,483,888	7,821,499	10,282,136	354,472	19,941,995	519,470	20,461,465
Investments accounted for using the equity method	83,144	566,582	—	5,749	655,475	—	655,475
Depreciation and amortization	67,512	555,153	823,996	14,742	1,461,403	—	1,461,403
Capital expenditures	93,871	498,260	2,248,597	17,611	2,858,339	—	2,858,339
Impairment losses on non-financial assets	345	57,817	36,039	15	94,216	—	94,216
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	56,894	—	56,894	—	56,894

As of and for the year ended March 31, 2021

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥1,787,283	¥8,567,205	¥2,494,294	¥321,737	¥13,170,519	¥—	¥13,170,519
Intersegment	—	212,144	12,494	20,107	244,745	(244,745)	—

Total	1,787,283	8,779,349	2,506,788	341,844	13,415,264	(244,745)	13,170,519

Segment profit (loss)	¥224,608	¥90,255	¥356,980	¥(11,635)	¥660,208	¥—	¥660,208

Share of profit of investments accounted for using the equity method	¥18,164	¥254,079	¥—	¥491	¥272,734	¥—	¥272,734
Segment assets	1,555,057	8,643,109	10,832,645	374,169	21,404,980	516,050	21,921,030
Investments accounted for using the equity method	88,476	796,036	—	6,490	891,002	—	891,002
Depreciation and amortization	68,258	515,241	825,975	15,644	1,425,118	—	1,425,118
Capital expenditures	48,800	500,431	2,006,264	11,609	2,567,104	—	2,567,104
Impairment losses on non-financial assets	726	19,999	(16,319)	357	4,763	—	4,763
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	(5,038)	—	(5,038)	—	(5,038)
As of and for the year ended March 31, 2022
	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Segment Total	Reconciling Items	Consolidated

Sales revenue:
External customers	¥2,185,253	¥9,147,498	¥2,820,667	¥399,278	¥14,552,696	¥—	¥14,552,696
Intersegment	—	213,095	2,656	22,480	238,231	(238,231)	—

Total	2,185,253	9,360,593	2,823,323	421,758	14,790,927	(238,231)	14,552,696

Segment profit (loss)	¥311,492	¥236,207	¥333,032	¥(9,499)	¥871,232	¥—	¥871,232

Share of profit of investments accounted for using the equity method	¥33,510	¥168,415	¥—	¥587	¥202,512	¥—	¥202,512
Segment assets	1,448,926	9,563,553	11,318,756	475,124	22,806,359	1,166,794	23,973,153
Investments accounted for using the equity method	104,535	855,309	—	7,560	967,404	—	967,404
Depreciation and amortization	65,423	510,755	883,712	17,018	1,476,908	—	1,476,908
Capital expenditures	49,203	410,169	2,028,700	15,748	2,503,820	—	2,503,820
Impairment losses on non-financial assets	(23)	13,097	1,874	276	15,224	—	15,224
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	9,282	—	9,282	—	9,282

Explanatory notes:

1.
Segment profit (loss) of each segment is measured in a consistent manner with consolidated operating profit, which is profit before income taxes before share of profit of investments accounted for using the equity method and finance income and finance costs. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable.

2.
Segment assets of each segment are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.

3.	Intersegment sales revenues are generally made at values that approximate arm’s-length prices.
4.
Reconciling items include elimination of intersegment transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of March 31, 2020, 2021 and 2022 amounted to ¥787,022 million, ¥696,327 million and ¥1,319,995 million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.

5.
Provisions for product warranties accrued for the years ended March 31, 2020, 2021 and 2022 are ¥212,275 million, ¥272,076 million and ¥118,378 million, respectively. These are mainly included in Automobile business.

6.
The amounts of write-down of inventories recognized as an expense for the years ended March 31, 2020, 2021 and 2022 are ¥37,752 million, ¥28,420 million and ¥11,295 million respectively. These are related to Automobile business and aircraft and aircraft engines, which are included in Life creation and other businesses.

7 .	Right-of-use assets are not included in Capital expenditures.
(b) Product or Service Groups Information
Sales revenue by product or service groups of Honda for the years ended March 31, 2020, 2021 and 2022 is as follows:

	Yen (millions)
	2020	2021	2022

Motorcycles and relevant parts	¥1,921,065	¥1,658,871	¥2,066,557
All-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts	138,270	128,412	118,696
Automobiles and relevant parts	11,199,477	9,746,374	10,582,764
Financial services	1,346,568	1,315,125	1,385,401
Power products and relevant parts	243,251	257,237	294,577
Others	82,378	64,500	104,701

Total	¥14,931,009	¥13,170,519	¥14,552,696

(c) Geographical Information
The sales revenue and carrying amounts of
non-current
assets other than financial instruments, deferred tax assets and net defined benefit assets based on the location of the Company and its subsidiaries as of and for the years ended March 31, 2020, 2021 and 2022 are as follows:
As of and for the year ended March 31, 2020

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,307,523	¥7,091,136	¥5,532,350	¥14,931,009
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,003,416	¥4,007,268	¥1,573,982	¥8,584,666
As of and for the year ended March 31, 2021

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,190,797	¥6,291,857	¥4,687,865	¥13,170,519
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,050,270	¥4,242,405	¥1,641,793	¥8,934,468
As of and for the year ended March 31, 2022

	Yen (millions)
	Japan	United States	Other Countries	Total

Sales revenue	¥2,354,532	¥6,728,800	¥5,469,364	¥14,552,696
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,036,832	¥4,490,562	¥1,768,697	¥9,296,091
(d) Supplemental Geographical Information
In addition to the disclosure required by IFRS, Honda provides the following supplemental information for the financial statements users:
Supplemental geographical information based on the location of the Company and its subsidiaries
As of and for the year ended March 31, 2020

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,307,523	¥8,167,345	¥561,856	¥3,207,470	¥686,815	¥14,931,009	¥—	¥14,931,009
Inter-geographic areas	2,115,411	389,474	210,713	652,231	6,825	3,374,654	(3,374,654)	—

Total	4,422,934	8,556,819	772,569	3,859,701	693,640	18,305,663	(3,374,654)	14,931,009

Operating profit (loss)	¥(28,162)	¥305,315	¥14,996	¥319,565	¥37,289	¥649,003	¥(15,366)	¥633,637

Assets	¥4,889,920	¥11,375,801	¥689,158	¥2,851,027	¥518,445	¥20,324,351	¥137,114	¥20,461,465
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,003,416	¥4,755,072	¥58,735	¥658,397	¥109,046	¥8,584,666	¥—	¥8,584,666
As of and for the year ended March 31, 2021

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:

External customers	¥2,190,797	¥7,081,264	¥503,549	¥2,966,814	¥428,095	¥13,170,519	¥—	¥13,170,519
Inter-geographic areas	1,677,038	399,573	178,300	491,965	6,400	2,753,276	(2,753,276)	—

Total	3,867,835	7,480,837	681,849	3,458,779	434,495	15,923,795	(2,753,276)	13,170,519

Operating profit (loss)	¥(75,935)	¥455,888	¥27,460	¥251,886	¥(5,034)	¥654,265	¥5,943	¥660,208

Assets	¥5,295,475	¥12,209,455	¥677,066	¥3,267,417	¥482,918	¥21,932,331	¥(11,301)	¥21,921,030
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,050,270	¥5,039,085	¥60,790	¥666,795	¥117,528	¥8,934,468	¥—	¥8,934,468
As of and for the year ended March 31, 2022

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated

Sales revenue:
External customers	¥2,354,532	¥7,618,932	¥602,695	¥3,393,323	¥583,214	¥14,552,696	¥—	¥14,552,696
Inter-geographic areas	2,004,754	471,255	98,516	662,124	9,925	3,246,574	(3,246,574)	—

Total	4,359,286	8,090,187	701,211	4,055,447	593,139	17,799,270	(3,246,574)	14,552,696

Operating profit (loss)	¥6,411	¥501,073	¥26,681	¥339,129	¥22,899	¥896,193	¥(24,961)	¥871,232

Assets	¥5,318,033	¥12,983,779	¥597,473	¥3,803,877	¥619,998	¥23,323,160	¥649,993	¥23,973,153
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,036,832	¥5,334,121	¥49,129	¥706,562	¥169,447	¥9,296,091	¥—	¥9,296,091

Explanatory notes:

1.	Major countries in each geographic area:

North America	United States, Canada, Mexico
Europe	United Kingdom, Germany, Belgium, Italy, France
Asia	Thailand, China, India, Vietnam , Malaysia
Other Regions	Brazil, Australia
2.
Operating profit (loss) of each geographical region is measured in a consistent manner with consolidated operating profit, which is profit before income taxes before share of profit of investments accounted for using the equity method and finance income and finance costs.

3.	Assets of each geographical region are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets.
4.	Sales revenues between geographic areas are generally made at values that approximate arm’s-length prices.
5.
Reconciling items include elimination of inter-geographic transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of March 31, 2020, 2021 and 2022 amounted to ¥787,022 million, ¥696,327 million and ¥1,319,995 million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.